Note 2 - Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Significant Accounting Policies (Details) [Line Items]
Wholly Owned Subsidiaries	2
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	3,064,767	1,085,503	2,694,330
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax (in Dollars)	$ 15,825,386	$ 12,690,640	$ 13,164,466
Assets And Liabilities [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	0.9402	1.0051	0.9833
Revenues And Expenses [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	0.971	1.001	1.012